Label	Element	Value
Dreyfus Global Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000914775_SupplementTextBlock	November 13, 2018 ADVANTAGE FUNDS, INC. Dreyfus Global Multi-Asset Income Fund Supplement to Current Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Global Multi-Asset Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supersedes and replaces the information contained in "Fund Summary – Fees and Expenses" in the prospectus:

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70%. On or after March 1, 2019, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2019